Summary of Significant Accounting Policies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010	Dec. 31, 2011 2011 [Member]	Dec. 31, 2011 2010 [Member]	Dec. 31, 2011 Each fiscal year [Member]	Dec. 31, 2011 Every fifth or sixth year [Member]	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss) [Member]	Jan. 01, 2011 Accumulated Other Comprehensive Income (Loss) [Member]	Jan. 02, 2010 Accumulated Other Comprehensive Income (Loss) [Member]	Dec. 31, 2011 Building and Building Improvements [Member] Y	Dec. 31, 2011 Machinery and Equipment [Member] Y	Dec. 31, 2011 Software [Member] Y	Dec. 31, 2011 Employee Stock Option [Member]	Jan. 01, 2011 Employee Stock Option [Member]	Jan. 02, 2010 Employee Stock Option [Member]	Dec. 31, 2011 Marketing and Advertising Expense [Member]	Jan. 01, 2011 Marketing and Advertising Expense [Member]	Jan. 01, 2010 Marketing and Advertising Expense [Member]
Component of Operating Other Cost and Expense [Line Items]
Advertising Costs																	$ 9.7	$ 10.8	$ 8.0
Option Indexed to Issuer's Equity [Line Items]
Employee stock-based awards excluded from the computation of net income per common share, assuming dilution														11	9	11
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life, Minimum											2	2
Property, plant and equipment useful life, Maximum											45	15
Estimated useful life of the software Minimum													2
Estimated useful life of the software Maximum													10
Statement [Line Items]
Foreign currency translation adjustment								5.3	6.5	2.6
Current Fiscal Year End Date	--12-31
Former Fiscal Year End Date	--01-01
Length of fiscal period in weeks				52 weeks	52 weeks	52 weeks	53 weeks
Summary of Significant Accounting Policies (Textual) [Abstract]
Percentage of ownership	20.00%
Investments in subsidiaries	less than 20% ownership
Capital expenditure accrued included in non cash activities	9.5	12.4	8.2
Common shares released from company's stock benefit trust	1.0	4.3
Amount of common shares from company's stock benefit trust	31.4	163.0
Termination date of ESBT	Jul. 21, 2011
Number of customer over ten percent net sales	0	0
Number of customer over ten percent accounts receivable	0	0
Top ten customer percentage of accounts receivable	12% of the Company’s trade accounts receivable
Percentage of company's net sales	10.00%
Top ten customer percentage of net sales	10% of the Company’s net sales
Percentage of company's trade accounts receivable	12.00%
Significant capital lease assets	0	0
Operations in hyperinflationary economies	0	0	0
Maximum length of time hedged in cash flow hedge	12 to 24 months
Research and development cost	92.4	85.6	78.9
Product warranty	1.0	1.7
Asset retirement obligation	10.3	8.0
Tax expense reduced due to net actuarial loss, prior service cost and net transition assets in foreign currency translation adjustment	192.7	152.7
Tax benefit incurred due to net loss on derivative instruments	4.1	5.4
Insurance Commissions earned by Prudential Financial, Inc	0.09	0.09	0.09
Reinsurance gains of third party	$ 0.09	$ 0.13	$ 0